NOTES PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

On February 28, 2018, the Company entered into a premium financing arrangement for its directors’ and officers’ insurance policy in the amount of $323,094. The financing arrangement was a short term note, bore interest at a rate of 7.29% per annum, matured on November 28, 2018, and was secured by the underlying insurance policies and rights thereunder. During the six months ended March 31, 2019, the Company had repaid the remaining $73,217 and recorded interest of $779.

NOTE 6 – NOTES PAYABLE

On February 28, 2017, the Company entered into a premium financing arrangement for its directors’ and officers’ insurance policy in the amount of $261,326. The financing arrangement bears interest at 7.5% per annum. The Company has repaid the note in full in the amount of $261,326 of principal, of which $106,387 was paid in the twelve months ended September 30, 2018. The Company recorded interest of $1,092 on this note in the year ended September 30, 2018.

On February 28, 2018, the Company entered into a premium financing arrangement for its directors’ and officers’ insurance policy in the amount of $323,094. The financing arrangement is a short term note, bears interest at a rate of 7.29% per annum, matures on November 28, 2018, and is secured by the underlying insurance policies and rights thereunder. As of September 30, 2018, the Company had repaid $249,877 of the loan and had recorded interest of $9,114.